Share-based compensation (Details Narrative)	1 Months Ended						12 Months Ended
	Mar. 31, 2023 $ / shares shares	Jul. 31, 2022 EUR (€) € / shares	Jul. 30, 2022 shares	Apr. 30, 2022 EUR (€) € / shares shares	May 31, 2021 shares	Apr. 30, 2021 EUR (€)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Mar. 31, 2023 EUR (€)	Dec. 31, 2020 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares repurchased | €									€ 172
New option grants | €						€ 169
Vesting of options | €						546	€ 33,800	€ 210,492
Shares issued and exercised | €						715			€ 715
Number of ordinary shares | shares					2,700,000
Percentage of total outstanding common shares					10.00%
Granted stock options | shares								540,523
Exercise price per share | € / shares		€ 4.76		€ 6.38
Number of options available for grant | shares							1,234,772	1,281,162
Number of stock options awarded | shares							46,400	540,523	169
Outstanding stock options | shares							586,923	540,523			546
Unrecognized expense | €							€ 907,683	€ 1,639,082	€ 0
Fair value of options granted | €							€ 739,884	€ 722,735	497,104
Weighted average fair value | €									€ 1,088
Weighted average fair value of options granted | € / shares							€ 4.84		€ 4.99
Weighted average shares | shares							18,216,907	18,216,858	15,083,825
Common stock par value | € / shares							€ 0	€ 0
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted stock options | shares				147,783
Unrecognized expense | €				€ 240,043
Director And Officers And Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted stock options | shares			392,740
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		The director NSOs vested monthly over a one-year period with a 10-year term. The officer and employee NSOs vested monthly over a four (4) year period with a 10-year term; however, the vesting of the officer NSOs were adjusted based on hire date per their employment contracts
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share | $ / shares	$ 5.62
Number of stock options awarded | shares	46,400
Director And Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized expense | €		€ 482,692								€ 199,890
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares repurchased | €						€ 172
Outstanding stock options | shares							382,785